Financial Instruments - Schedule of Balances in Foreign Currencies (Details)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents			$ 11,836,119		$ 12,034,282	$ 24,016,275	$ 14,152,825
Contract receivable			$ 4,767,100		$ 0
US dollars $
Currency1 [Line Items]
Cash and cash equivalents				$ 1,948,573
Contract receivable				3,800,000
Accounts payable				(777,271)
Balances in foreign currencies				$ 4,971,302
British pounds £
Currency1 [Line Items]
Cash and cash equivalents | £		£ 21,755
Contract receivable | £		0
Accounts payable | £		(13,949)
Balances in foreign currencies | £		£ 7,806
Euro €
Currency1 [Line Items]
Cash and cash equivalents | €	€ 19,372
Contract receivable | €	0
Accounts payable | €	(1,100)
Balances in foreign currencies | €	€ 18,272